Pensions and other post-retirement benefits - Disclosure of amounts recognised in the statement of financial position (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of defined benefit plans [line items]
Other post-employment liabilities	£ (44)	£ (47)
Net defined benefit liability (asset) including restrictions on assets recognized	2,391	1,993	£ 1,814
Restrictions on asset recognised	(244)	(77)
Net defined benefit asset	2,147	1,916
Liabilities	(360)	(573)
Assets	2,507	2,489
Funded obligations
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(15,098)	(16,154)
Fair value of plan assets	17,780	18,441
Funding surplus/(deficit)	2,682	2,287
Unfunded obligations
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(247)	(247)
Pensions | UK
Disclosure of defined benefit plans [line items]
Fair value of plan assets	10,441	10,603	11,782
Other post-employment liabilities	0	0
Net defined benefit liability (asset) including restrictions on assets recognized	1,071	1,128	1,261
Restrictions on asset recognised	0	0
Net defined benefit asset	1,071	1,128
Liabilities	(51)	(51)
Assets	1,122	1,179
Pensions | US
Disclosure of defined benefit plans [line items]
Fair value of plan assets	4,608	5,180	5,320
Other post-employment liabilities	0	0
Net defined benefit liability (asset) including restrictions on assets recognized	413	476	408
Restrictions on asset recognised	0	0
Net defined benefit asset	413	476
Liabilities	(186)	(196)
Assets	599	672
Pensions | Funded obligations | UK
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(9,319)	(9,424)
Fair value of plan assets	10,441	10,603
Funding surplus/(deficit)	1,122	1,179
Pensions | Funded obligations | US
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(4,009)	(4,508)
Fair value of plan assets	4,608	5,180
Funding surplus/(deficit)	599	672
Pensions | Unfunded obligations | UK
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(51)	(51)
Pensions | Unfunded obligations | US
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(186)	(196)
Other post-retirement benefits | US
Disclosure of defined benefit plans [line items]
Fair value of plan assets	2,731	2,658	2,631
Other post-employment liabilities	(44)	(47)
Net defined benefit liability (asset) including restrictions on assets recognized	907	389	£ 145
Restrictions on asset recognised	(244)	(77)
Net defined benefit asset	663	312
Liabilities	(123)	(326)
Assets	786	638
Other post-retirement benefits | Funded obligations | US
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(1,770)	(2,222)
Fair value of plan assets	2,731	2,658
Funding surplus/(deficit)	961	436
Other post-retirement benefits | Unfunded obligations | US
Disclosure of defined benefit plans [line items]
Present value of funded obligations	£ (10)	£ 0